Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes

The UK and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
UK	$(97,268)	$(38,759)	$928
Foreign	(20,466)	(27,499)	(84,228)
Loss before income taxes	$(117,734)	$(66,258)	$(83,300)

Summary of Components of The Provision For Income Taxes

The components of the Company’s income tax benefit (expense) consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
Current:
UK	$—	$(1,736)	$(1,260)
Foreign	(4,572)	(1,497)	(4,524)
Current tax expense	(4,572)	(3,233)	(5,784)
Deferred:
UK	6,219	5,464	—
Foreign	849	(2,740)	444
Deferred tax benefit	7,068	2,724	444
Total	$2,496	$(509)	$(5,340)

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations

Reconciliation between the effective tax rate on loss from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2025
	Amount	Percent
United Kingdom provision at statutory rate	$29,434	25.0%
Foreign Tax Effects
United States of America
Changes in valuation allowances	(7,320)	(6.2)
Other	(1,127)	(1.0)
Other foreign jurisdictions	(847)	(0.7)
Changes in valuation allowances	(7,995)	(6.8)
Nontaxable or nondeductible items
Nondeductible transaction expenses	(1,932)	(1.6)
Nondeductible professional fees	(1,750)	(1.5)
Other adjustments
Taxable statutory foreign exchange gains	(5,967)	(5.1)
Effective tax rate	$2,496	2.1%

Reconciliation between the effective tax rate on loss from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2024	2023
UK provision at statutory rate	25.0%	23.5%
Expenses not deductible for tax purposes	1.5	(3.8)
Return to provision	0.6	(2.0)
Foreign rate difference	0.3	0.9
Change in valuation allowance	(28.2)	(25.0)
Effective tax rate	(0.8)%	(6.4)%

Schedule of Income Taxes Paid (Net of Refunds Received) Disaggregated by Jurisdiction

Income taxes paid (net of refunds received) disaggregated by jurisdiction are as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
UK	$—	$—	$—
Foreign jurisdictions:
United States of America	827	1,032	19
Colombia	787	226	2,284
Canada	780	245	321
Australia	658	640	(10)
Italy	503	—	1,678
Denmark	412	—	1
Bulgaria	286	200	110
Lithuania	249	107	68
Other jurisdictions	104	28	19
Total	$4,606	$2,478	$4,490

Summary of Components Of Deferred Tax Assets And Liabilities

The Company’s deferred income tax assets and liabilities as of December 31, 2025, and 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$192,179	$98,852
Property and equipment	—	(74)
Stock-based compensation	52,544	154,631
Capitalized research & experimental expenditures	9,568	—
Other	5,304	12,777
Deferred tax assets before valuation allowance	259,595	266,186
Valuation allowance	(226,015)	(244,310)
Deferred tax assets, net of valuation allowance	33,580	21,876
Deferred tax liabilities:
Outside basis difference	—	2,308
Undistributed profit	2,891	—
Property and equipment	78	—
Intangible assets	36,154	32,178
Deferred tax liabilities	39,123	34,486
Net deferred tax liabilities	$(5,543)	$(12,610)